Long-Term Loan - Schedule of Repayment Schedule for the Loan (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Repayment Schedule for the Loan [Abstract]
2027	$ 1,130,492
2028	170,884
Subtotal	1,301,376
Less: unamortized debt issuance cost	(12,903)
Total long-term loan	$ 1,288,473	$ 2,908,945